Retirement-Related Benefits - Assumptions - Remeasurement Adjustment Rates (Details) - U.S.	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Aug. 31, 2022
Pension Plans | Remeasurement Period One
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate, pre-remeasurement adjustment				2.60%
Discount rate, post-remeasurement adjustment	4.70%
Expected long-term returns on plan assets, pre-remeasurement adjustment				4.00%
Expected long-term returns on plan assets, post-remeasurement adjustment	5.00%
Interest crediting rate, pre-remeasurement adjustment				1.10%
Interest crediting rate, post-remeasurement adjustment	4.00%
Nonpension Postretirement Plans | Remeasurement Period Two
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate, pre-remeasurement adjustment			2.30%
Discount rate, post-remeasurement adjustment		4.10%
Interest crediting rate, pre-remeasurement adjustment			1.10%
Interest crediting rate, post-remeasurement adjustment		3.65%